OSTERWEIS SHORT DURATION CREDIT FUND
SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Principal Amount		Value
Bonds: 67.8%
Corporate Bonds: 67.8%
Air Freight & Logistics: 0.1%
	Western Global Airlines LLC
$18,199,000	10.375%, 08/15/2025	$102,369

Automobile Components: 3.6%
	Patrick Industries, Inc.
3,482,000	7.500%, 10/15/2027	3,371,969

Commercial Services & Supplies: 9.3%
	Cimpress PLC
9,585,000	7.000%, 06/15/2026	8,707,206

Computers & Peripherals: 0.2%
	Diebold Nixdorf, Inc.
14,640,407	8.500% Cash or 8.500% PIK, 10/15/2026 [1]	190,126

Construction & Engineering: 6.2%
	Brundage-Bone Concrete Pumping Holdings, Inc.
4,558,000	6.000%, 02/01/2026	4,320,651
	Great Lakes Dredge & Dock Corp.
1,847,000	5.250%, 06/01/2029	1,544,333
		5,864,984
Consumer Finance: 8.7%
	Bread Financial Holdings, Inc.
1,940,000	4.750%, 12/15/2024	1,904,136
6,658,000	7.000%, 01/15/2026	6,284,660
		8,188,796
Diversified Consumer Services: 0.7%
	Cengage Learning, Inc.
662,000	9.500%, 06/15/2024	662,336

Hotels, Restaurants & Leisure: 5.9%
	Arrow Bidco LLC
5,560,000	9.500%, 03/15/2024	5,576,124

Household Durables: 5.5%
	American Greetings Corp.
5,275,000	8.750%, 04/15/2025	5,129,753

Interactive Media & Services: 11.9%
	Getty Images, Inc.
7,127,000	9.750%, 03/01/2027	7,046,506
	Millennium Escrow Corp.
5,564,000	6.625%, 08/01/2026	4,101,100
		11,147,606
IT Services: 2.4%
	Virtusa Corp.
2,797,000	7.125%, 12/15/2028	2,279,201

Machinery: 3.3%
	The Manitowoc Co., Inc.
3,118,000	9.000%, 04/01/2026	3,105,622

Specialty Retail: 7.2%
	The Michaels Cos., Inc
6,338,000	5.250%, 05/01/2028	5,127,252
	The Michaels Cos., Inc.
2,428,000	7.875%, 05/01/2029	1,638,900
		6,766,152
Textiles, Apparel & Luxury Goods: 2.8%
	Hanesbrands, Inc.
2,875,000	4.875%, 05/15/2026	2,684,063

Total Corporate Bonds
(Cost $94,835,447)		63,776,307

Total Bonds
(Cost $94,835,447)		63,776,307

Bank Loans: 5.2%
Commercial Services & Supplies: 1.5%
	LRS Holdings LLC
1,424,310	9.467% (1 Month SOFR + 4.250%), 8/31/2028 [1,2]	1,402,945

Software: 3.7%
	Magenta Buyer LLC
4,560,550	10.030% (3 Months LIBOR + 4.750%), 7/27/2028 [1,2]	3,448,916

Total Bank Loans
(Cost $5,950,050)		4,851,861

Shares
Short-Term Investments: 25.5%
Money Market Funds: 25.5%
23,973,171	U.S. Bank Money Market Deposit Account, 5.050% [3]	23,973,171

Total Money Market Funds
(Cost $23,973,171)		23,973,171

Total Short-Term Investments
(Cost $23,973,171)		23,973,171

Total Investments in Securities: 98.5%
(Cost $124,758,668)		92,601,339
Other Assets in Excess of Liabilities: 1.5%		1,396,795
Total Net Assets: 100.0%		$93,998,134

LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
PIK-	Payment-In-Kind
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2023.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Osterweis Short Duration Credit Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$–	$63,776,307	$–	$63,776,307
Bank Loans	–	4,851,861	–	4,851,861
Short-Term Investments	23,973,171	–	–	23,973,171
Total Assets:	$23,973,171	$68,628,168	$–	$92,601,339

[1] See Schedule of Investments for industry breakouts.